UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Cash Portfolio

SEMIANNUAL REPORT
June 30, 2003

Statement of Investments

Cash Portfolio
June 30, 2003 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations—95.9%
Federal National Mortgage Association
$1,000,000	0.95%	07/01/2003	$1,000,000

Total U.S. Government Agency Obligations			$1,000,000

Total Investments			$1,000,000

Interest rate represents the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Cash Portfolio

Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

Assets:
Investment in securities, at value based on amortized cost	$1,000,000
Cash	69,377
Reimbursement receivable from investment adviser	28,568
Other assets	69

Total assets	1,098,014

Liabilities:
Management fee payable	94
Accrued expenses	55,344

Total liabilities	55,438

Net Assets:
Paid-in capital	1,042,576

Net Assets	$1,042,576

Net asset value, offering and redemption price per share:	$1.00

Shares outstanding:
Institutional Shares	1,039,460
Preferred Shares	1,560
Administration Shares	1,556

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	1,042,576

The accompanying notes are an integral part of these financial statements.

Cash Portfolio

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:
Interest	$6,278

Total income	6,278

Expenses:

Management fees	773
Professional fees	13,743
Printing fees	9,846
Custodian fees	9,132
Trustee fees	5,372
Other expenses	70

Total expenses	38,936
Less—expense reductions	(38,294)

Net expenses	642

Net Investment Income	5,636

Net increase in net assets resulting from operations	$5,636

The accompanying notes are an integral part of these financial statements.

Cash Portfolio

Statements of Changes in Net Assets

	For the Six Months	For the Year Ended
	Ended June 30,2003	December 31, 2002
	(Unaudited)

From operations:
Net investment income	$5,636	$16,200

Net increase in net assets resulting from operations	5,636	16,200

Distributions to shareholders:
From net investment income
Institutional Shares	(5,622)	(16,154)
Preferred Shares	(7)	(26)
Administration Shares	(7)	(20)

Total distributions to shareholders	(5,636)	(16,200)

From share transactions:
Reinvestment of dividends and distributions	5,636	16,197

Net increase in net assets resulting from share transactions	5,636	16,197

Total increase	5,636	16,197
Net assets:
Beginning of period	1,036,940	1,020,743

End of period	$1,042,576	$1,036,940

The accompanying notes are an integral part of these financial statements.

Cash Portfolio

Notes to Financial Statements
June 30, 2003 (Unaudited)

1.     Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company. The Trust includes the Cash Portfolio (the “Fund”). The Fund offers three classes of shares—Institutional, Preferred and Administration. The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Fund invests in obligations of the U.S. government, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

2.     Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—
The Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—
Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class-specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are recorded on ex-dividend date, declared daily and paid monthly by the Fund.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio’s distributions is shown in the accompanying financial statements as from net investment income.
     The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the funds on a straight-line or pro-rata basis depending upon the nature of the expense.

     Preferred and Administration Shares bear all expenses and fees related to their respective service plans.

E. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

Cash Portfolio

Notes to Financial Statements
June 30, 2003 (Unaudited)

3.     Agreements
Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed at the end of April 2003, Goldman Sachs Asset Management, L.P. (“GSAM”), and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (“the Agreement”) with the Trust on behalf of the Fund. The fees payable under the Agreement, and the personnel who manage the Fund, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement GSAM manages the Fund’s portfolio, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2003, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2003, the management fee waiver amounted to approximately $200.

     Goldman Sachs has voluntarily agreed to limit “Other Expenses” of the Fund (excluding Management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.01% (rounded) of the average daily net assets of the Fund. For the six months ended June 30, 2003, the Adviser reimbursed approximately $37,700. In addition, the Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2003, the custody fees were reduced by approximately $400 under such arrangements.
     Goldman Sachs serves as Transfer Agent and Distributor of shares of the Fund pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

4.     Preferred and Administration Plans
The Trust, on behalf of the Fund, has adopted Service Plans. These plans allow for Preferred and Administration Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for Preferred and Administration Shares provide for compensation to the service organizations in an amount up to 0.10% and 0.25%, respectively (on an annual basis) of the average daily net asset value of the respective shares.

5.     Line of Credit Facility
The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2003, the Fund did not have any borrowings under this facility.

6.     Summary of Share Transactions (at $1.00 per share)
 Share activity is as follows:

	Six months ended	Period ended
	June 30, 2003	December 31, 2002
	(Unaudited)
Reinvestment of dividends and distributions
Institutional Shares	5,622	16,154

Preferred Shares	7	23

Administration Shares	7	20

Total increase in shares	5,636	16,197

7.     Other Matters
 Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, the Fund may enter into certain principal transactions with Goldman Sachs.

8.     Beneficial Interest
 At June 30, 2003, Goldman Sachs was the record owner of all outstanding shares of the Fund.

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Cash Portfolio

											Ratios
											assuming no
											expense
											reductions

							Ratio		Ratio		Ratio		Ratio
				Net		Net	of net		of net		of expenses		of net
	Net asset			asset		assets,	expenses		investment		to		investment
	value,	Net	Distributions	value,		end of	to		income		average		loss to
	beginning	investment	to	end of	Total	period	average		to average		net		average
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	net assets		net assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2003-Institutional Shares	$1.00	$0.005	$(0.005)	$1.00	0.54%	$1,039	0.12	%(c)	1.09	%(c)	7.55	%(c)	(6.34)	%(c)
2003-Preferred Shares	1.00	0.005	(0.005)	1.00	0.49	2	0.22	(c)	1.18	(c)	7.65	(c)	(6.25)	(c)
2003-Administration Shares	1.00	0.004	(0.004)	1.00	0.42	2	0.37	(c)	1.00	(c)	7.80	(c)	(6.43)	(c)

For the Year Ended December 31,

2002-Institutional Shares	1.00	0.02	(0.02)	1.00	1.59	1,034	0.12		1.58		13.56		(11.86)
2002-Preferred Shares	1.00	0.02	(0.02)	1.00	1.49	2	0.22		1.66		13.66		(11.78)
2002-Administration Shares	1.00	0.01	(0.01)	1.00	1.33	1	0.37		1.33		13.81		(12.11)

For the Period Ended December 31,

2001-Institutional Shares (commenced May 1, 2001)	1.00	0.02	(0.02)	1.00	2.08	1,017	0.12	(c)	3.07	(c)	25.49	(c)	(22.30)	(c)
2001-Preferred Shares (commenced May 1, 2001)	1.00	0.02	(0.02)	1.00	2.02	2	0.22	(c)	3.18	(c)	25.59	(c)	(22.19)	(c)
2001-Administration Shares (commenced May 1, 2001)	1.00	0.02	(0.02)	1.00	1.92	2	0.37	(c)	2.95	(c)	25.74	(c)	(22.42)	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Cash Portfolio Prospectus which contains facts concerning the Fund’s objectives and policies, management, expenses and other information. Past performance is no guarantee of future results. Yields will vary. An investment in the Cash Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Cash Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. More complete information, including Management fees and expenses, is included in the Cash Portfolio prospectus, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

TRUSTEES Ashok N. Bakhru, Chairman Gary D. Black Patrick T. Harker James A. McNamara Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke

OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Goldman Sachs Funds
32 Old Slip
New York, NY 10005

CASHPORT/SAR

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended June 30, 2003.

(a)(2) (b)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Attached here to

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	August 14, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	August 14, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Trust

Date:	August 14, 2003